CAPITAL AND RESERVES - Issuance of Common Shares (Details) $ / shares in Units, $ in Thousands																	1 Months Ended		12 Months Ended
	Dec. 18, 2020 USD ($) shares	Nov. 09, 2020 USD ($) shares	Aug. 03, 2020 USD ($) shares	May 07, 2020 USD ($) shares	Apr. 20, 2020 USD ($) shares	Mar. 10, 2020 USD ($) shares	Aug. 09, 2019 USD ($) shares	Apr. 05, 2019 USD ($) shares	Mar. 21, 2019 USD ($)	Mar. 18, 2019 USD ($) shares	Feb. 15, 2019 USD ($) shares	Oct. 16, 2018 USD ($) shares	Jul. 20, 2018 USD ($) shares	Jun. 12, 2018 USD ($) shares	Feb. 22, 2018 USD ($) shares	Feb. 16, 2018 USD ($) shares	Jun. 30, 2020 USD ($) shares	Feb. 20, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 shares	May 21, 2019 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options issued and vested (in shares)																			175,272	717,240
Average exercise price (in usd per share) | $ / shares																			$ 33.24	$ 22.06
Proceeds from issuing shares | $																			$ 300,880	$ 0	$ 0
Small Footprint
Disclosure of range of exercise prices of outstanding share options [line items]
Earn-out payment, percentage												25.00%
WAE
Disclosure of range of exercise prices of outstanding share options [line items]
Percent of purchase price													30.00%
Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																	2,300,000
Proceeds from issuing shares | $																	$ 300,880
Ordinary shares | BlueCap
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)	189,287
Proceeds from issuing shares | $	$ 40,354
Ordinary shares | Giant Monkey Robot
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)		5,551
Proceeds from issuing shares | $		$ 1,123
Ordinary shares | Grupo ASSA
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)			20,918
Proceeds from issuing shares | $			$ 3,618
Ordinary shares | Avanxo S.A.
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)				2,730	6,346													14,778
Proceeds from issuing shares | $				$ 294	$ 684													$ 845
Ordinary shares | Ratio
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)						2,018										7,605							7,517
Proceeds from issuing shares | $						$ 225			$ 449							$ 334
Ordinary shares | Belatrix
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)							51,471
Proceeds from issuing shares | $							$ 5,000
Ordinary shares | Clarice
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)								7,654						9,120
Proceeds from issuing shares | $								$ 400						$ 400
Ordinary shares | Small Footprint
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)										13,895		16,315
Proceeds from issuing shares | $										$ 868		$ 960
Ordinary shares | PointSource
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)											3,542				12,265
Proceeds from issuing shares | $											$ 208				$ 541
Ordinary shares | WAE
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)													18,692
Proceeds from issuing shares | $													$ 982
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement | $																			$ 13,005	$ 6,732	$ 7,040
Number of awards granted (in shares)																			309,384	309,539	564,995
Number of awards vested (in shares)																			219,047	181,860	163,233
Weighted average exercise price (in usd per share) | $ / shares																			$ 59.37	$ 37.00	$ 43.13
Employee RSUs Paid as Bonus
Disclosure of range of exercise prices of outstanding share options [line items]
Number of awards vested (in shares)																						4,995
2012 and 2014 Share-based Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options issued and vested (in shares)																			175,272	717,240	511,668
Average exercise price (in usd per share) | $ / shares																			$ 33.24	$ 22.06	$ 13.76
Value of share options exercised in share-based payment arrangement | $																			$ 5,825	$ 15,822	$ 7,040